Fees	12 Months Ended
Dec. 31, 2013
Fees And Commissions [Abstract]
Fees And Commissions [Text Block]
(3)	Fees

Management fees are accrued and paid monthly.  Incentive fees are accrued monthly and paid quarterly.  Trading decisions for the period of these financial statements were made by the Trading Advisors.

Pursuant to the Trust’s agreements with the Trading Advisors, each Trading Advisor receives a monthly management fee at the rate of up to 0.08333% (a 1% annual rate) of the Trust’s month-end net assets calculated after deduction of brokerage fees, but before reduction for any incentive fee or other costs and before inclusion of new unitholder subscriptions and redemptions for the month.  These management fees are not paid on the LLC’s net assets.

The Trust also pays the Trading Advisors a quarterly incentive fee of up to 25% of the “New Trading Profit,” if any, of the Trust.  The incentive fee is based on the performance of each Trading Advisor’s portion of the assets allocated to them.  New Trading Profit in any quarter is equal to the “Trading Profit” for such quarter that is in excess of the highest level of such cumulative trading profit as of any previous calendar quarter-end.  Trading Profit is calculated by including realized and unrealized profits and losses, excluding interest income, and deducting the management fee and brokerage fee.